Schedule of Operating Right of use Assets and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Lease Right-of-use Assets And Lease Liabilities
Office lease	$ 836,697	$ 1,541,390
Less accumulated amortization	(278,899)	(935,596)
Right-of-use, net	557,798	605,794
Operating lease liabilities
Office lease	580,353	685,077
Less: current portion	278,432	212,062
Long term portion	$ 301,921	$ 473,015